Allowance for Doubtful Accounts (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Allowance for Doubtful Accounts
Balance at the beginning of the period		8,275	10,392	7,972
Charged to (write-back against) cost and expenses	607	3,765	(2,007)	3,088
Write-off of receivable balances and corresponding provisions		(878)	(110)	(668)
Balance at the end of the period		11,162	8,275	10,392